Reverb ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Accounting Tax Preparation Bookkeeping and Payroll Services - 0.1%
Paychex, Inc.	30	$4,430

Advertising Public Relations and Related Services - 0.3%
AppLovin Corp. - Class A (a)	27	9,979
Trade Desk, Inc. - Class A (a)	39	4,628
		14,607

Aerospace Product and Parts Manufacturing - 1.1%
Boeing Co. (a)	48	8,473
HEICO Corp. - Class A	12	2,284
Honeywell International, Inc.	42	9,396
Lockheed Martin Corp.	21	9,722
RTX Corp.	117	15,087
TransDigm Group, Inc.	6	8,120
		53,082

Agencies Brokerages and Other Insurance Related Activities - 0.6%
Aon PLC - Class A	18	6,675
Arthur J Gallagher & Co.	18	5,432
Brown & Brown, Inc.	24	2,512
Marsh & McLennan Cos., Inc.	42	9,109
Willis Towers Watson PLC	9	2,966
		26,694

Agriculture Construction and Mining Machinery - 0.6%
Caterpillar, Inc.	42	15,601
Deere & Co.	24	11,437
		27,038

Alumina and Aluminum Production and Processing - 0.1%
Howmet Aerospace, Inc.	36	4,557

Animal Slaughtering and Processing - 0.1%
Hormel Foods Corp.	45	1,349
Tyson Foods, Inc. - Class A	24	1,356
		2,705

Architectural and Structural Metals Manufacturing - 0.1%
Nucor Corp.	21	2,697

Architectural Engineering and Related Services - 0.1%
Jacobs Solutions, Inc.	12	1,682
Teledyne Technologies, Inc. (a)	3	1,534
		3,216

Automotive Parts Accessories and Tire Stores - 0.2%
O'Reilly Automotive, Inc. (a)	6	7,767

Basic Chemical Manufacturing - 0.4%
International Flavors & Fragrances, Inc.	21	1,829
Linde PLC	39	17,399
		19,228

Beverage Manufacturing - 1.2%
Brown-Forman Corp. - Class B	39	1,287
Coca-Cola Co.	375	23,805
Coca-Cola Europacific Partners PLC	39	3,063
Constellation Brands, Inc. - Class A	15	2,712
Keurig Dr Pepper, Inc.	111	3,563
Monster Beverage Corp. (a)	84	4,092
PepsiCo, Inc.	120	18,083
		56,605

Boiler Tank and Shipping Container Manufacturing - 0.0%(b)
Ball Corp.	27	1,504

Building Equipment Contractors - 0.1%
Quanta Services, Inc.	12	3,691

Building Material and Supplies Dealers - 1.0%
Home Depot, Inc.	87	35,842
Lowe's Cos., Inc.	48	12,482
		48,324

Business Support Services - 3.2%
Coinbase Global, Inc. - Class A (a)	18	5,244
Corpay, Inc. (a)	6	2,283
Equifax, Inc.	9	2,473
Fair Isaac Corp. (a)	3	5,621
Fidelity National Information Services, Inc.	45	3,666
Live Nation Entertainment, Inc. (a)	21	3,038
Mastercard, Inc. - Class A	78	43,323
Moody's Corp.	15	7,492
MSCI, Inc.	6	3,581
NU Holdings Ltd. - Class A (a)	333	4,409
PayPal Holdings, Inc. (a)	87	7,706
ROBLOX Corp. - Class A (a)	54	3,838
Visa, Inc. - Class A	168	57,422
		150,096

Cable and Other Subscription Programming - 0.3%
Comcast Corp. - Class A	315	10,603
Liberty Media Corp.-Liberty Formula One - Class C (a)	21	2,010
Warner Bros Discovery, Inc. (a)	207	2,161
		14,774

Cement and Concrete Product Manufacturing - 0.1%
CRH PLC	60	5,942

Chemical and Allied Products Merchant Wholesalers - 0.0%(b)
LyondellBasell Industries NV - Class A	27	2,044

Clothing Stores - 0.7%
Charter Communications, Inc. - Class A (a)	12	4,146
KKR & Co., Inc.	75	12,530
Ross Stores, Inc.	27	4,065
TJX Cos., Inc.	96	11,980
		32,721

Commercial and Industrial Machinery and Equipment - 0.1%
AerCap Holdings NV	18	1,721
United Rentals, Inc.	6	4,548
		6,269

Commercial and Service Industry Machinery Manufacturing - 0.2%
KLA Corp.	12	8,859

Communications Equipment Manufacturing - 7.3%
Apple, Inc.	1,362	321,432
MongoDB, Inc. (a)	6	1,640
Motorola Solutions, Inc.	15	7,039
QUALCOMM, Inc.	90	15,563
		345,674

Computer and Peripheral Equipment Manufacturing - 1.5%
Arista Networks, Inc. (a)	108	12,445
Cisco Systems, Inc.	333	20,180
Dell Technologies, Inc. - Class C	33	3,419
Fortinet, Inc. (a)	66	6,658
HP, Inc.	81	2,632
International Business Machines Corp.	81	20,712
NetApp, Inc.	18	2,198
Super Micro Computer, Inc. (a)	51	1,455
Western Digital Corp. (a)	27	1,758
		71,457

Computer Systems Design and Related Services - 6.2%
Alphabet, Inc. - Class A	1,080	220,341
CDW Corp.	12	2,390
CGI, Inc.	18	2,121
Cognizant Technology Solutions Corp. - Class A	42	3,470
GoDaddy, Inc. - Class A (a)	12	2,552
Leidos Holdings, Inc.	12	1,704
Palantir Technologies, Inc. - Class A (a)	189	15,590
Palo Alto Networks, Inc. (a)	54	9,959
Seagate Technology Holdings PLC	18	1,734
ServiceNow, Inc. (a)	18	18,331
Snowflake, Inc. - Class A (a)	27	4,901
Workday, Inc. - Class A (a)	18	4,717
Zscaler, Inc. (a)	12	2,431
		290,241

Consumer Goods Rental - 0.7%
Netflix, Inc. (a)	36	35,163

Converted Paper Product Manufacturing - 0.1%
Avery Dennison Corp.	3	557
Kimberly-Clark Corp.	30	3,899
		4,456

Couriers and Express Delivery Services - 0.3%
FedEx Corp.	21	5,562
United Parcel Service, Inc. - Class B	66	7,539
		13,101

Cut and Sew Apparel Manufacturing - 0.1%
Lululemon Athletica, Inc. (a)	9	3,728

Dairy Product Manufacturing - 0.2%
Kraft Heinz Co.	99	2,954
Mondelez International, Inc. - Class A	114	6,611
		9,565

Data Processing Hosting and Related Services - 0.7%
Airbnb, Inc. - Class A (a)	39	5,116
Automatic Data Processing, Inc.	33	9,999
Broadridge Financial Solutions, Inc.	9	2,144
FactSet Research Systems, Inc.	3	1,423
Fiserv, Inc. (a)	51	11,018
Verisk Analytics, Inc.	12	3,449
		33,149

Department Stores - 1.4%
Walmart, Inc.	681	66,847

Depository Credit Intermediation - 4.2%
Bank of America Corp.	609	28,197
Bank of Montreal	63	6,239
Bank of New York Mellon Corp.	63	5,414
Bank of Nova Scotia	105	5,373
Canadian Imperial Bank of Commerce	81	5,105
Capital One Financial Corp.	30	6,111
Citigroup, Inc.	156	12,703
Deutsche Bank AG	168	3,281
Discover Financial Services	21	4,223
Fifth Third Bancorp	15	665
Huntington Bancshares, Inc.	120	2,064
JPMorgan Chase & Co.	228	60,944
M&T Bank Corp.	15	3,019
Northern Trust Corp.	18	2,021
PNC Financial Services Group, Inc.	33	6,631
Regions Financial Corp.	78	1,922
State Street Corp.	24	2,439
Toronto-Dominion Bank	144	8,218
Truist Financial Corp.	108	5,143
US Bancorp	126	6,020
Wells Fargo & Co.	270	21,276
		197,008

Direct Selling Establishments - 0.1%
DoorDash, Inc. - Class A (a)	33	6,231

Drinking Places (Alcoholic Beverages) - 0.2%
Cintas Corp.	36	7,221

Drugs and Druggists' Sundries Merchant Wholesalers - 0.3%
Cardinal Health, Inc.	21	2,597
Cencora, Inc.	18	4,576
McKesson Corp.	12	7,137
		14,310

Electric Power Generation, Transmission and Distribution - 1.8%
Ameren Corp.	24	2,261
American Electric Power Co., Inc.	45	4,426
CMS Energy Corp.	24	1,584
Consolidated Edison, Inc.	30	2,812
Constellation Energy Corp.	27	8,099
DTE Energy Co.	18	2,158
Duke Energy Corp.	63	7,055
Entergy Corp.	36	2,919
Exelon Corp.	84	3,360
First Solar, Inc. (a)	9	1,508
FirstEnergy Corp.	48	1,910
GE Vernova, Inc.	24	8,949
NextEra Energy, Inc.	165	11,807
PG&E Corp.	192	3,005
PPL Corp.	63	2,117
Public Service Enterprise Group, Inc.	42	3,509
Southern Co.	93	7,807
Vistra Corp.	30	5,041
WEC Energy Group, Inc.	27	2,680
Xcel Energy, Inc.	48	3,226
		86,233

Electrical Equipment Manufacturing - 0.1%
Rockwell Automation, Inc.	9	2,506

Electronic Shopping and Mail-Order Houses - 5.3%
Amazon.com, Inc. (a)	1,023	243,147
Coupang, Inc. (a)	144	3,385
eBay, Inc.	42	2,834
		249,366

Engine Turbine and Power Transmission Equipment - 0.5%
Cummins, Inc.	12	4,275
General Electric Co.	90	18,321
		22,596

Fabric Mills - 0.0%(b)
Amer Sports, Inc. (a)	12	384

Footwear Manufacturing - 0.2%
NIKE, Inc. - Class B	114	8,767

Freight Transportation Arrangement - 0.1%
JB Hunt Transport Services, Inc.	9	1,541
Norfolk Southern Corp.	18	4,595
		6,136

General Freight Trucking - 0.1%
Old Dominion Freight Line, Inc.	18	3,341

General Medical and Surgical Hospitals - 0.1%
HCA Healthcare, Inc.	21	6,928

General Merchandise Stores - 0.9%
Costco Wholesale Corp.	39	38,215
Target Corp.	39	5,379
		43,594

Glass and Glass Product Manufacturing - 0.1%
Corning, Inc.	72	3,750

Grain and Oilseed Milling - 0.1%
Archer-Daniels-Midland Co.	39	1,998
Kellanova	27	2,207
		4,205

Grocery and Related Product Wholesalers - 0.1%
Sysco Corp.	42	3,063

Grocery Stores - 0.1%
Kroger Co.	60	3,698

Hardware and Plumbing and Heating Equipment - 0.0%(b)
Watsco, Inc.	3	1,436

Health and Personal Care Stores - 0.1%
CVS Health Corp.	102	5,761

Household Appliance Manufacturing - 0.0%(b)
SharkNinja, Inc. (a)	3	335

Household Appliances and Electrical and Electronic Goods Merchant Wholesalers - 0.1%
TE Connectivity PLC	27	3,995

Household Appliances Electrical Electronic Goods - 0.1%
Johnson Controls International PLC	57	4,446

Industrial Machinery Manufacturing - 0.3%
Applied Materials, Inc.	69	12,444

Insurance Carriers - 3.7%
Aflac, Inc.	48	5,154
Allstate Corp.	21	4,039
American International Group, Inc.	54	3,978
Berkshire Hathaway, Inc. - Class B (a)	108	50,616
Centene Corp. (a)	45	2,881
Chubb Ltd.	33	8,972
Cigna Group	24	7,061
Cincinnati Financial Corp.	12	1,645
Corebridge Financial, Inc.	48	1,620
Elevance Health, Inc.	18	7,123
Hartford Financial Services Group, Inc.	24	2,677
Humana, Inc.	9	2,639
Loews Corp.	18	1,538
Manulife Financial Corp.	150	4,487
MetLife, Inc.	60	5,191
Principal Financial Group, Inc.	21	1,731
Progressive Corp.	48	11,829
Prudential Financial, Inc.	30	3,623
Sun Life Financial, Inc.	48	2,767
Travelers Cos., Inc.	18	4,413
UnitedHealth Group, Inc.	75	40,687
		174,671

Internet Software & Services - 0.1%
MercadoLibre, Inc. (a)	3	5,767

Investigation and Security Services - 0.1%
Cloudflare, Inc. - Class A (a)	27	3,737

Iron and Steel Mills and Ferroalloy Manufacturing - 0.0%(b)
ArcelorMittal SA	66	1,631

Lessors of Nonfinancial Intangible Assets - 0.0%(b)
Restaurant Brands International, Inc.	27	1,662

Machinery Equipment and Supplies Merchant Wholesalers - 0.2%
Fastenal Co.	48	3,516
Ferguson Enterprises, Inc.	18	3,260
WW Grainger, Inc.	3	3,188
		9,964

Management of Companies and Enterprises - 0.5%
Carnival Corp. (a)	102	2,822
Citizens Financial Group, Inc.	36	1,713
CNH Industrial NV	27	348
Koninklijke Philips NV (a)	78	2,151
Royal Bank of Canada	114	13,900
Smurfit WestRock PLC	12	637
		21,571

Management Scientific and Technical Consulting - 0.7%
Accenture PLC - Class A	51	19,632
Booz Allen Hamilton Holding Corp.	12	1,548
Eaton Corp. PLC	33	10,773
		31,953

Medical Equipment and Supplies Manufacturing - 1.9%
3M Co.	45	6,849
Becton Dickinson and Co.	24	5,942
Boston Scientific Corp. (a)	126	12,897
Cooper Cos., Inc. (a)	18	1,738
Dexcom, Inc. (a)	33	2,865
Edwards Lifesciences Corp. (a)	51	3,695
Intuitive Surgical, Inc. (a)	30	17,157
Johnson & Johnson	141	21,453
ResMed, Inc.	12	2,834
Stryker Corp.	30	11,739
Zimmer Biomet Holdings, Inc.	18	1,971
		89,140

Metal Ore Mining - 0.6%
Agnico Eagle Mines Ltd.	42	3,904
Barrick Gold Corp.	147	2,406
Cameco Corp.	36	1,780
Franco-Nevada Corp.	15	2,039
Freeport-McMoRan, Inc.	123	4,410
Newmont Corp.	96	4,101
Southern Copper Corp.	66	6,085
Wheaton Precious Metals Corp.	39	2,436
		27,161

Motion Picture and Video Industries - 0.1%
Take-Two Interactive Software, Inc. (a)	15	2,783

Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 0.1%
Copart, Inc. (a)	81	4,692
Genuine Parts Co.	12	1,395
		6,087

Motor Vehicle Manufacturing - 2.4%
Ford Motor Co.	330	3,326
General Motors Co.	93	4,600
PACCAR, Inc.	45	4,990
Tesla, Inc. (a)	243	98,318
		111,234

Natural Gas Distribution - 0.5%
Atmos Energy Corp.	12	1,710
CenterPoint Energy, Inc.	54	1,759
Cheniere Energy Partners LP	39	2,393
Cheniere Energy, Inc.	21	4,697
Eversource Energy	30	1,730
Fortis, Inc.	39	1,662
Kinder Morgan, Inc.	189	5,194
Sempra Energy	54	4,478
		23,623

Navigational Measuring Electromedical and Control Instruments Manufacturing - 1.8%
AMETEK, Inc.	21	3,876
Danaher Corp.	60	13,364
Fortive Corp.	30	2,440
GE HealthCare Technologies, Inc.	39	3,444
Hologic, Inc. (a)	21	1,515
IDEXX Laboratories, Inc. (a)	6	2,532
Illumina, Inc. (a)	12	1,593
Keysight Technologies, Inc. (a)	15	2,675
L3Harris Technologies, Inc.	15	3,180
Medtronic PLC	108	9,809
Northrop Grumman Corp.	12	5,847
Roper Technologies, Inc.	9	5,181
Teradyne, Inc.	15	1,737
Thermo Fisher Scientific, Inc.	30	17,933
Trane Technologies PLC	18	6,529
Waters Corp. (a)	6	2,493
		84,148

Newspaper Periodical Book and Directory Publishers - 0.1%
Thomson Reuters Corp.	39	6,562

Nondepository Credit Intermediation - 0.6%
American Express Co.	60	19,047
UBS Group AG	270	9,563
		28,610

Nonmetallic Mineral Mining and Quarrying - 0.1%
Martin Marietta Materials, Inc.	6	3,265
Vulcan Materials Co.	12	3,290
		6,555

Nonresidential Building Construction - 0.1%
Stellantis NV	246	3,230

Office Administrative Services - 0.1%
Baker Hughes Co.	84	3,879

Offices of Physicians - 0.0%(b)
Molina Healthcare, Inc. (a)	6	1,862

Offices of Real Estate Agents and Brokers - 0.1%
CBRE Group, Inc. - Class A (a)	24	3,474

Oil and Gas Extraction - 0.5%
Canadian Natural Resources Ltd.	90	2,731
Coterra Energy, Inc.	63	1,746
Devon Energy Corp.	54	1,841
Dominion Energy, Inc.	69	3,836
EOG Resources, Inc.	48	6,038
Expand Energy Corp.	6	610
Occidental Petroleum Corp.	78	3,639
Tamboran Resources Corp. (a)	87	2,088
		22,529

Other Fabricated Metal Product Manufacturing - 0.2%
Axon Enterprise, Inc. (a)	3	1,956
Emerson Electric Co.	48	6,238
		8,194

Other Financial Investment Activities - 1.9%
Ameriprise Financial, Inc.	9	4,890
Apollo Global Management, Inc.	48	8,207
Ares Management Corp. - Class A	15	2,973
Blackrock, Inc.	12	12,906
Blackstone, Inc.	60	10,627
Brookfield Corp.	129	7,895
DraftKings, Inc. - Class A (a)	39	1,636
Ferrari NV	15	6,428
Morgan Stanley	135	18,688
S&P Global, Inc.	27	14,078
T Rowe Price Group, Inc.	18	2,105
		90,433

Other Food Manufacturing - 0.1%
General Mills, Inc.	45	2,706
McCormick & Co., Inc.	21	1,622
		4,328

Other General Purpose Machinery Manufacturing - 0.5%
Illinois Tool Works, Inc.	24	6,220
Mettler-Toledo International, Inc. (a)	3	4,093
Parker-Hannifin Corp.	12	8,485
Xylem, Inc.	21	2,605
		21,403

Other Information Services - 2.7%
CoStar Group, Inc. (a)	33	2,528
Meta Platforms, Inc. - Class A	174	119,917
Pinterest, Inc. - Class A (a)	54	1,780
VeriSign, Inc. (a)	9	1,935
		126,160

Other Investment Pools and Funds - 0.1%
Alcon AG	42	3,826
Garmin Ltd.	15	3,238
		7,064

Other Miscellaneous Store Retailers - 0.0%(b)
Tractor Supply Co.	45	2,446

Other Professional Scientific and Technical Services - 0.1%
Gartner, Inc. (a)	6	3,257
IQVIA Holdings, Inc. (a)	15	3,020
		6,277

Other Telecommunications - 0.4%
BCE, Inc.	75	1,784
TELUS Corp.	126	1,826
Verizon Communications, Inc.	333	13,117
		16,727

Other Transit and Ground Passenger Transportation - 0.2%
Uber Technologies, Inc. (a)	171	11,431

Paint Coating and Adhesive Manufacturing - 0.2%
PPG Industries, Inc.	21	2,423
Sherwin-Williams Co.	21	7,521
		9,944

Pesticide Fertilizer and Other Agricultural Chemical Manufacturing - 0.0%(b)
NUTRIEN Ltd.	42	2,168

Petroleum and Coal Products Manufacturing - 1.8%
Chevron Corp.	150	22,379
Exxon Mobil Corp.	390	41,664
Hess Corp.	27	3,754
Marathon Petroleum Corp.	27	3,934
Phillips 66	36	4,243
Suncor Energy, Inc.	108	4,056
Valero Energy Corp.	27	3,591
		83,621

Petroleum and Petroleum Products Merchant Wholesalers - 0.1%
Energy Transfer LP	285	5,837

Pharmaceutical and Medicine Manufacturing - 4.1%
Abbott Laboratories	141	18,038
AbbVie, Inc.	144	26,482
Alnylam Pharmaceuticals, Inc. (a)	12	3,256
Amgen, Inc.	45	12,844
Biogen, Inc. (a)	12	1,727
Bristol-Myers Squibb Co.	165	9,727
Eli Lilly & Co.	72	58,398
Gilead Sciences, Inc.	102	9,914
Merck & Co., Inc.	165	16,305
Pfizer, Inc.	456	12,093
Regeneron Pharmaceuticals, Inc. (a)	9	6,057
Vertex Pharmaceuticals, Inc. (a)	21	9,695
West Pharmaceutical Services, Inc.	6	2,049
Zoetis, Inc.	39	6,665
		193,250

Pipeline Transportation of Crude Oil - 0.2%
Enbridge, Inc.	183	7,913

Pipeline Transportation of Natural Gas - 0.4%
Enterprise Products Partners LP	183	5,975
Pembina Pipeline Corp.	48	1,733
TC Energy Corp.	87	3,919
Williams Cos., Inc.	102	5,654
		17,281

Professional and Commercial Equipment - 0.1%
Samsara, Inc. - Class A (a)	48	2,472
STERIS PLC	9	1,986
		4,458

Radio and Television Broadcasting - 0.5%
Fox Corp. - Class B	15	729
Spotify Technology SA (a)	15	8,228
Walt Disney Co.	147	16,620
		25,577

Rail Transportation - 0.5%
Canadian Pacific Kansas City Ltd.	78	6,209
CSX Corp.	165	5,423
Union Pacific Corp.	54	13,381
		25,013

Railroad Rolling Stock Manufacturing - 0.1%
Westinghouse Air Brake Technologies Corp.	15	3,119

Residential Building Construction - 0.2%
DR Horton, Inc.	27	3,831
Lennar Corp. - Class B	24	3,019
PulteGroup, Inc.	18	2,048
		8,898

Resin Synthetic Rubber and Artificial Synthetic - 0.1%
Dow, Inc.	60	2,343
DuPont de Nemours, Inc.	36	2,765
Westlake Corp.	12	1,371
		6,479

Restaurants and Other Eating Places - 0.9%
Chipotle Mexican Grill, Inc. (a)	123	7,177
Darden Restaurants, Inc.	9	1,757
McDonald's Corp.	60	17,322
Starbucks Corp.	90	9,692
Veralto Corp.	21	2,171
Yum! Brands, Inc.	24	3,132
		41,251

Scheduled Air Transportation - 0.2%
Delta Air Lines, Inc.	54	3,633
Southwest Airlines Co.	54	1,658
United Airlines Holdings, Inc. (a)	30	3,175
		8,466

Scientific Research and Development Services - 0.1%
MPLX LP	87	4,525

Securities and Commodity Contracts Intermediation and Brokerage - 0.7%
Cboe Global Markets, Inc.	3	613
Charles Schwab Corp.	117	9,678
Goldman Sachs Group, Inc.	27	17,291
Raymond James Financial, Inc.	18	3,033
Robinhood Markets, Inc. - Class A (a)	36	1,870
Tradeweb Markets, Inc. - Class A	9	1,142
		33,627

Securities and Commodity Exchanges - 0.2%
Intercontinental Exchange, Inc.	48	7,672
Nasdaq, Inc.	48	3,952
		11,624

Semiconductor and Other Electronic Component Manufacturing - 8.9%
Advanced Micro Devices, Inc. (a)	144	16,697
Amphenol Corp. - Class A	102	7,220
Analog Devices, Inc.	42	8,899
Astera Labs, Inc. (a)	3	304
Best Buy Co., Inc.	18	1,545
Broadcom, Inc.	363	80,321
GLOBALFOUNDRIES, Inc. (a)	45	1,866
Intel Corp.	345	6,703
Lam Research Corp.	114	9,240
Marvell Technology, Inc.	72	8,126
Microchip Technology, Inc.	45	2,444
Micron Technology, Inc.	93	8,485
Monolithic Power Systems, Inc.	3	1,912
NVIDIA Corp.	1,962	235,577
NXP Semiconductors NV	21	4,380
ON Semiconductor Corp. (a)	36	1,884
Otis Worldwide Corp.	33	3,149
STMicroelectronics NV	75	1,684
Texas Instruments, Inc.	75	13,846
Vertiv Holdings Co. - Class A	30	3,511
		417,793

Services to Buildings and Dwellings - 0.0%(b)
Rollins, Inc.	42	2,079

Soap Cleaning Compound and Toilet Preparation - 1.3%
Air Products and Chemicals, Inc.	21	7,040
Church & Dwight Co., Inc.	21	2,216
Clorox Co.	9	1,428
Colgate-Palmolive Co.	66	5,722
Ecolab, Inc.	24	6,005
Estee Lauder Cos., Inc. - Class A	21	1,752
Kenvue, Inc.	171	3,641
Procter & Gamble Co.	192	31,870
		59,674

Software Publishers - 9.6%
Adobe, Inc. (a)	36	15,748
ANSYS, Inc. (a)	6	2,103
Atlassian Corp. - Class A (a)	15	4,602
Autodesk, Inc. (a)	18	5,604
Block, Inc. (a)	51	4,632
Cadence Design Systems, Inc. (a)	24	7,143
Check Point Software Technologies Ltd. (a)	9	1,962
Crowdstrike Holdings, Inc. - Class A (a)	21	8,359
Datadog, Inc. - Class A (a)	27	3,853
Electronic Arts, Inc.	21	2,581
Global Payments, Inc.	21	2,370
Hewlett Packard Enterprise Co.	111	2,352
HubSpot, Inc. (a)	3	2,339
Intuit, Inc.	24	14,436
Microsoft Corp.	690	286,391
Oracle Corp.	225	38,264
PTC, Inc. (a)	9	1,741
Salesforce, Inc.	78	26,653
Shopify, Inc. - Class A (a)	105	12,264
Synopsys, Inc. (a)	12	6,306
Tyler Technologies, Inc. (a)	3	1,805
Veeva Systems, Inc. - Class A (a)	12	2,799
		454,307

Spectator Sports - 0.1%
Flutter Entertainment PLC (a)	15	4,005

Sporting Goods Hobby and Musical Instrument Stores - 0.0%(b)
Dick's Sporting Goods, Inc.	3	720

Steel Product Manufacturing from Purchased Steel - 0.0%(b)
Steel Dynamics, Inc.	12	1,538

Sugar and Confectionery Product Manufacturing - 0.0%(b)
Hershey Co.	12	1,791

Support Activities for Crop Production - 0.1%
Corteva, Inc.	57	3,720

Support Activities for Mining - 0.5%
Cenovus Energy, Inc.	153	2,214
ConocoPhillips	102	10,081
Diamondback Energy, Inc.	15	2,465
Halliburton Co.	75	1,952
Targa Resources Corp.	18	3,542
Teck Resources Ltd. - Class B	42	1,717
		21,971

Tobacco Manufacturing - 0.5%
Altria Group, Inc.	144	7,521
Philip Morris International, Inc.	126	16,405
		23,926

Travel Arrangement and Reservation Services - 0.5%
Booking Holdings, Inc.	3	14,213
Expedia Group, Inc. (a)	12	2,051
Royal Caribbean Cruises Ltd.	21	5,599
		21,863

Traveler Accommodation - 0.3%
Hilton Worldwide Holdings, Inc.	21	5,378
Las Vegas Sands Corp.	63	2,887
Marriott International, Inc. - Class A	24	6,974
		15,239

Ventilation Heating Air-Conditioning and Commercial Refrigeration Equipment Manufacturing - 0.2%
Carrier Global Corp.	75	4,904
Dover Corp.	12	2,444
Ingersoll Rand, Inc.	33	3,095
		10,443

Waste Treatment and Disposal - 0.4%
Republic Services, Inc.	27	5,855
Waste Connections, Inc.	21	3,859
Waste Management, Inc.	33	7,269
		16,983

Water Sewage and Other Systems - 0.0%(b)
American Water Works Co., Inc.	15	1,870

Wired and Wireless Telecommunications Carriers - 0.3%
AT&T, Inc.	579	13,740

Wired Telecommunications Carriers - 0.5%
T-Mobile US, Inc.	90	20,967
Zoom Video Communications, Inc. - Class A (a)	24	2,087
		23,054
TOTAL COMMON STOCKS (Cost $3,043,570)		4,622,048

REAL ESTATE INVESTMENT TRUSTS - 1.6%	Shares	Value
Business Support Services - 0.0%(b)
Millrose Properties, Inc. (a)(c)	12	161

Lessors of Real Estate - 1.4%
American Tower Corp.	39	7,213
AvalonBay Communities, Inc.	12	2,658
Crown Castle, Inc.	36	3,214
Digital Realty Trust, Inc.	27	4,424
Equinix, Inc.	9	8,223
Equity Residential	30	2,119
Mid-America Apartment Communities, Inc.	9	1,373
Prologis, Inc.	75	8,944
Public Storage	15	4,477
Realty Income Corp.	75	4,098
SBA Communications Corp.	9	1,778
Simon Property Group, Inc.	27	4,694
Ventas, Inc.	33	1,994
VICI Properties, Inc.	87	2,590
Welltower, Inc.	51	6,961
		64,760

Offices of Real Estate Agents and Brokers - 0.1%
Alexandria Real Estate Equities, Inc.	15	1,460
Invitation Homes, Inc.	51	1,589
		3,049

Veneer Plywood and Engineered Wood Product Manufacturing - 0.0%(b)
Weyerhaeuser Co.	63	1,929

Warehousing and Storage - 0.1%
Extra Space Storage, Inc.	18	2,772
Iron Mountain, Inc.	24	2,438
		5,210
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $67,024)		75,109

SHORT-TERM INVESTMENTS - 0.3%		Value
Money Market Funds - 0.3%	Shares
First American Treasury Obligations Fund - Class X, 4.28% (d)	15,660	15,660
TOTAL SHORT-TERM INVESTMENTS (Cost $15,660)		15,660

TOTAL INVESTMENTS - 100.0% (Cost $3,126,254)		4,712,817
Other Assets in Excess of Liabilities - 0.0% (b)		1,555
TOTAL NET ASSETS - 100.0%		$4,714,372
two		–%
Percentages are stated as a percent of net assets.		–%

LP - Limited Partnership

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $161 or 0.0% of net assets as of January 31, 2025.

(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Reverb ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$4,622,048	$–	$–	$4,622,048
Real Estate Investment Trusts	74,948	–	161	75,109
Money Market Funds	15,660	–	–	15,660
Total Investments	$4,712,656	$–	$161	$4,712,817

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.